Financial investments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial investments
Investments	¥ 120,965,647		$ 17,538,370	¥ 82,843,800
Aggregate amount invested in two VC fund	69,646,000	$ 10,097,721
Impairment	8,874,750	1,286,718
Aggregate amount invested in one VC fund	20,893,800	3,029,316
Decrease of fair value	9,525,822	$ 1,381,114
Dragonfly Ventures Feeder, L.P.
Financial investments
Investments	94,890,623		13,757,847	63,726,000
IOSG Fund II LP
Financial investments
Investments	¥ 26,075,024		$ 3,780,523	¥ 19,117,800